LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	12 Months Ended
Dec. 31, 2022
Long Term Prepayments Deposits And Other Assets [Abstract]
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS
7.	LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS
Long-term prepayments, deposits and other assets consisted of the following:

	December 31,
	2022	2021
Other long-term assets	$16,824	$108,494
Less: accumulated amortization	(4,309)	(89,017)

Other long-term assets, net	12,515	19,477
Long-term prepayments	29,250	23,644
Advance payments and deposits for acquisition of property and equipment	1,645	21,651
Other deposits and other	4,582	4,463
Deferred financing costs, net	333	389

Long-term prepayments, deposits and other assets	$48,325	$69,624

The amortization expenses of other long-term assets recognized for the years ended December 31, 2022, 2021 and 2020 were $9,232, $11,573 and $17,077, respectively.